Retirement Benefit Plans - Summary of Composition and Fair Value of Plan Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
UK equities	1.00%	1.00%
Overseas equities	24.00%	25.00%
Corporate bonds	16.00%	16.00%
Government fixed interest bonds	23.00%	2.00%
Government index-linked bonds	37.00%	30.00%
Property	10.00%	13.00%
Derivatives		4.00%
Cash	6.00%	2.00%
Repurchase agreements	(26.00%)
Other	9.00%	7.00%
Total	100.00%	100.00%
UK equities	£ 159	£ 187
Overseas equities	2,732	2,910
Corporate bonds	1,847	1,874
Government fixed interest bonds	2,636	255
Government index-linked bonds	4,248	3,506
Property	1,143	1,547
Derivatives	65	512
Cash	662	206
Repurchase agreements	(2,981)
Other	1,021	749
Total	£ 11,532	£ 11,746
Quoted Prices in Active Markets [member]
Disclosure of net defined benefit liability (asset) [line items]
UK equities	1.00%	1.00%
Overseas equities	16.00%	19.00%
Corporate bonds	13.00%	14.00%
Government fixed interest bonds	23.00%	2.00%
Government index-linked bonds	37.00%	30.00%
Total	90.00%	66.00%
UK equities	£ 159	£ 187
Overseas equities	1,854	2,204
Corporate bonds	1,536	1,665
Government fixed interest bonds	2,636	255
Government index-linked bonds	4,248	3,506
Total	£ 10,433	£ 7,817
Prices Not Quoted in Active Markets [member]
Disclosure of net defined benefit liability (asset) [line items]
Overseas equities	8.00%	6.00%
Corporate bonds	3.00%	2.00%
Property	10.00%	13.00%
Derivatives		4.00%
Cash	6.00%	2.00%
Repurchase agreements	(26.00%)
Other	9.00%	7.00%
Total	10.00%	34.00%
Overseas equities	£ 878	£ 706
Corporate bonds	311	209
Property	1,143	1,547
Derivatives	65	512
Cash	662	206
Repurchase agreements	(2,981)
Other	1,021	749
Total	£ 1,099	£ 3,929